Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 5,779	£ 6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Debt securities in issue at amortised cost	78,271	70,834
Subordinated liabilities	9,894	10,089	£ 10,253
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,779	6,158
Customer deposits	497,849	483,568
Repurchase agreements at amortised cost	38,570	37,760
Debt securities in issue at amortised cost	78,900	70,894
Subordinated liabilities	11,475	10,419
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,779	6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Debt securities in issue at amortised cost	78,271	70,834
Subordinated liabilities	9,894	10,089
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,779	6,158
Customer deposits	497,849	483,568
Repurchase agreements at amortised cost	38,570	37,760
Debt securities in issue at amortised cost	78,900	70,894
Subordinated liabilities	£ 11,475	£ 10,419